Schedule of cash generating unit (Details) - CAD ($) $ in Thousands			12 Months Ended
	Jun. 30, 2025	Jul. 09, 2024	Jun. 30, 2025	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Impairment			$ (30,374)	$ (4,100)
SFF Inc [member]
IfrsStatementLineItems [Line Items]
Carrying value, July 9, 2024	$ 73,715	$ 74,568	73,715
Impairment	(10,761)	(17,778)
Recoverable amount, July 9, 2024	62,954	56,790	62,954
SFF Inc [member] | Construction in progress [member]
IfrsStatementLineItems [Line Items]
Carrying value, July 9, 2024	25,540	10,564	25,540
Impairment	(3,908)
Recoverable amount, July 9, 2024	21,632	10,564	21,632
SFF Inc [member] | Intangible assets other than goodwill [member]
IfrsStatementLineItems [Line Items]
Carrying value, July 9, 2024	19,611	20,920	19,611
Impairment	(6,853)
Recoverable amount, July 9, 2024	12,758	20,920	12,758
SFF Inc [member] | Other assets [member]
IfrsStatementLineItems [Line Items]
Carrying value, July 9, 2024	25,798	22,540	25,798
Impairment
Recoverable amount, July 9, 2024	25,798	22,540	25,798
SFF Inc [member] | Goodwill [member]
IfrsStatementLineItems [Line Items]
Carrying value, July 9, 2024	2,766	20,544	2,766
Impairment		(17,778)
Recoverable amount, July 9, 2024	$ 2,766	$ 2,766	$ 2,766